Changes in Equity and Earnings Per Share - Summary of Weighted Average Number of Ordinary and Restricted Shares (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Issued ordinary shares at 1 January, net of treasury shares	1,957	1,934		1,934
Effect of stock lending	25	18		14
Effect of undelivered shares under the deferred share instrument	0	9		23
Effect of delivery of treasury shares	2	14
Weighted average number of ordinary and restricted shares at 31 December	1,984	1,975		1,971
Effect of share options, warrants and restricted stock units	42	36		39
Weighted average number of ordinary and restricted shares (diluted) at 31 December	2,026	2,011		2,010
Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	$ 8,086	$ 6,248		$ 7,392
Exceptional items, before taxes (refer to Note 8)	(323)	(692)		(609)
Exceptional finance income/(cost), before taxes (refer to Note 8)	882	(1,982)		(693)
Exceptional taxes (refer to Note 8)	(6)	233		814
Exceptional non-controllinginterest (refer to Note 8)	108	32		526
Profit from discontinued operations	424	531	[1]	560	[1]
Profit attributable to equity holders of AB InBev	9,171	4,370	[1]	7,990	[1]
Profit before exceptional items, discontinued operations, mark-to-market losses and hyperinflation impacts, attributable to equity holders of AB InBev	7,196	8,099		7,683
Mark-to-market losses on certain derivatives related to the hedging of share-based payment programs (refer to Note 11)	898	(1,774)		(291)
Hyperinflation impacts	(7)	(77)
Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	$ 8,086	$ 6,248		$ 7,392
Ordinary restricted shares [member]
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Weighted average number of ordinary and restricted shares at 31 December	1,984	1,975		1,971

[1]	The consolidated income statements for 2017 and 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.